Share-Based Payment (Narrative) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2000 shares	Dec. 31, 1998 shares	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			3,000	3,000	3,000
Options outstanding			27,169	25,502	22,502	19,502
Exericse prices for share options outstanding | $			$ 7.82	$ 7.54	$ 7.34	$ 7.19
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life outstanding | yr					0.41
Exericse prices for share options outstanding | $			$ 4.7	$ 4.7	$ 4.7
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life outstanding | yr			5.51	5.72	0.81
Exericse prices for share options outstanding | $			$ 9.37	$ 9.37	$ 9.37
1998 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term		10 Years
Stock option reserve for grant		75,000
Stock option expiration date		December 8, 2008
Stock option extended expiration date		December 8, 2028
Options outstanding			27,169
Ordinary shares available for future grants			30,416
1998 Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			3,000	3,000	3,000
2000 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term	10 years
Stock option reserve for grant	200,000
Stock option expiration date	August 31, 2028
Stock option vesting term	over a three year period
Percentage of exercise price	80.00%
Ordinary shares available for future grants			595,009